Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jul-2024
Dates
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
Collection Period No.
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
21
1-Jul-2024
31-Jul-2024
13-Aug-2024
14-Aug-2024
15-Aug-2024
Actual/360 Days
31
30/360 Days
30
15-Aug-2024
15-Aug-2024
15-Jul-2024
15-Jul-2024
Summary
Beginning
Balance
0.00
0.00
644,925,369.29
124,000,000.00
Principal
Payment
0.00
0.00
40,582,604.80
0.00
Ending
Balance
0.00
0.00
604,342,764.49
124,000,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
61.769566
0.000000
Initial
Balance
393,170,000.00
693,000,000.00
657,000,000.00
124,000,000.00
Note
Factor
0.000000
0.000000
0.919852
1.000000
768,925,369.29
728,342,764.49
40,582,604.80
T
otal Note Balance
1,867,170,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
47,876,034.84
816,801,404.13
88,875,909.83
905,677,313.96
47,876,034.84
776,218,799.33
84,169,661.03
860,388,460.36
47,871,393.47
1,915,041,393.47
221,029,289.69
2,136,070,683.16
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
47,871,393.47
47,876,034.84
47,876,034.84
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.260000%
5.210000%
5.250000%
Interest
Payment
0.00
0.00
2,800,050.98
542,500.00
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
4.261874
4.375000
Interest & Principal
Payment
0.00
0.00
43,382,655.78
542,500.00
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
66.031440
4.375000
$43,925,155.78
T
otal
$3,342,550.98

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jul-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
47,731,275.69
0.00
47,731,275.69
42,434,274.25
3,560,243.09
708,670.25
841,202.00
0.00
0.00
186,886.10
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
754,731.09
0.00
0.00
3,342,550.98
0.00
0.00
40,582,604.80
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
47,731,275.69
3,051,388.82
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
754,731.09
0.00
0.00
0.00
754,731.09
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
3,342,550.98
0.00
0.00
2,800,050.98
542,500.00
0.00
0.00
0.00
0.00
0.00
3,342,550.98
0.00
0.00
2,800,050.98
542,500.00
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
3,342,550.98
3,342,550.98
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
40,582,604.80
0.00
0.00
0.00
40,582,604.80
Aggregate Principal Distributabl
e
Amount
40,582,604.80
40,582,604.80
0.00

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jul-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,787,603.48
0.00
4,787,603.48
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
20,265.52
166,620.58
186,886.10
4,787,603.48
0.00
20,265.52
20,265.52
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jul-2024
Pool Statistics
Pool Data
4.58%
34.95
34.33
Cutoff Date Pool Balance
Amount
2,136,070,683.16
Pool Balance beginning of Collection Period
905,677,313.96
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
860,388,460.36
34,496
35,523
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
55,476
29,318,215.19
13,116,059.06
0.00
2,854,579.35
Pool Factor
40.28%
4.40%
53.57
13.45

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jul-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
34,496
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.20%
1.12%
0.49%
0.18%
100.00%
844,942,395.99
9,661,058.34
4,206,547.53
1,578,458.50
860,388,460.36
34,078
278
96
44
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.672%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
15,985.28
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
1.298%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
23,322,517.02
1,338,132.29
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
82
1,459
Losses
(1)
Amount
2,854,579.35
703,185.34
813,261.72
Number of Receivables
Number of Receivables
Amount
55,213,559.50
18,581,896.47
13,309,146.01
Current
Cumulative
1.092%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
1.818%
Prior Collection Period
1.188 % Second Prior
Collection
Period
0.941
%
Third
Prior
Collection
Period
1.243%